Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
COMMON STOCKS — 94.7%
BRAZIL — 14.2%
B3 SA - Brasil Bolsa Balcao	6,200	$15,114
Banco Bradesco SA ADR	2,839	10,448
MercadoLibre, Inc.*	30	24,833
NU Holdings Ltd., Class A *	757	3,331
Petroleo Brasileiro SA ADR	2,762	34,083
Vale SA ADR	647	8,618
		96,427
CANADA — 1.3%
Ivanhoe Mines Ltd., Class A *	1,400	9,010
CHILE — 1.2%
Lundin Mining Corp.	1,561	7,888
INDIA — 20.5%
HDFC Bank Ltd. ADR	707	41,303
ICICI Bank Ltd. ADR	1,232	25,835
Infosys Ltd. ADR	1,244	21,111
Reliance Industries Ltd. GDR	874	50,711
		138,960
INDONESIA — 4.4%
Bank Mandiri Persero Tbk PT	13,600	8,351
Bank Rakyat Indonesia Persero Tbk PT	53,700	15,716
Vale Indonesia Tbk PT*	13,100	5,461
		29,528
MEXICO — 6.2%
Cemex SAB de CV, Participating Certificates ADR*	2,100	7,203
Grupo Financiero Banorte SAB de CV, Class O	3,014	19,307
Wal-Mart de Mexico SAB de CV	4,493	15,780
		42,290
PANAMA — 1.0%
Copa Holdings SA, Class A *	106	7,103
PERU — 1.5%
Credicorp Ltd.	81	9,947
POLAND — 1.1%
Allegro.eu SA*	892	3,837
KGHM Polska Miedz SA	224	3,912
		7,749
RUSSIA — 0.0%
Magnit PJSC(a)	87	0
MMC Norilsk Nickel PJSC ADR(a)	946	0
Moscow Exchange MICEX-RTS PJSC*(a)	2,760	0
Ozon Holdings PLC ADR*(a)	142	0
Sberbank of Russia PJSC ADR*(a)	5,512	0
		0
SAUDI ARABIA — 0.9%
Saudi Tadawul Group Holding Co.	118	6,272
SINGAPORE — 1.0%
Sea Ltd. ADR*	115	6,446
SOUTH AFRICA — 3.0%
FirstRand Ltd.	1,356	4,527
Naspers Ltd., N Shares	130	16,123
		20,650
SOUTH KOREA — 17.1%
Coupang, Inc.*	435	7,251
Doosan Bobcat, Inc.	165	3,247
Hanon Systems	489	2,818

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
SOUTH KOREA (continued)
Hyundai Motor Co.	109	$13,302
Koh Young Technology, Inc.	542	4,747
LG Chem Ltd.	31	11,446
NAVER Corp.	42	5,595
NCSoft Corp.	12	2,870
Samsung Electronics Co., Ltd.	976	35,838
Samsung SDI Co., Ltd.	45	16,927
SK Hynix, Inc.	204	11,669
		115,710
TAIWAN — 16.5%
Advantech Co., Ltd.	1,000	9,212
MediaTek, Inc.	1,000	17,256
Merida Industry Co., Ltd.	1,000	5,653
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	79,532
		111,653
THAILAND — 1.9%
PTT Exploration & Production PCL	3,100	13,219
URUGUAY — 0.4%
Dlocal Ltd.*	142	2,914
ZAMBIA — 2.5%
First Quantum Minerals Ltd.	983	16,688
Total Common Stocks (cost $964,408)		642,454

PREFERRED STOCKS — 3.2%
BRAZIL — 1.6%
Petroleo Brasileiro SA ADR 34.82%	642	7,113
Raizen SA 1.93%	4,500	3,512
		10,625
SOUTH KOREA — 1.6%
Samsung Electronics Co., Ltd. 2.16%	327	10,622
Total Preferred Stocks (cost $31,398)		21,247
TOTAL INVESTMENTS — 97.9% (cost $995,806)		$663,701
Other assets less liabilities — 2.1%		14,557
NET ASSETS — 100.0%		$678,258

(a)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$307,432	$335,022	$–	$642,454
Preferred Stocks**	10,625	10,622	–	21,247
Total	$318,057	$345,644	$–	$663,701

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2021	$—
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	(81,682)
Transfers into Level 3	81,682
Transfers out of Level 3	—
Balance at September 30, 2022	$0
Change in unrealized gain (loss) related to Investments still held at September 30, 2022	$(81,682)

$4,204 was transferred out of Level 1 into Level 3 for the period from December 31, 2021 to September 30, 2022, $77,478 was transferred out of Level 2 into Level 3 during the period from December 31, 2021 to September 30, 2022.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, management made the decision to value several securities at nil and transfer them into Level 3. The impacted securities are as follows:

Magnit PJSC

MMC Norilsk Nickel PJSC

Moscow Exchange MICEX-RTS

Ozon Holdings PLC

Sberbank of Russia PJSC

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.